Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
At 1 January	$ (78)	$ (18)
Fully provided receivables reinstated	(60)
Impairment loss	(4)	(40)
System Fund impairment reversal/(loss)	6	(24)
Amounts written off	8	7
Exchange and other adjustments	(5)	(3)
At 31 December	$ (133)	$ (78)